Summary of Significant Accounting Policies - Schedule of Future Minimum Payments for Operating Leases (Details)	Dec. 31, 2019 USD ($)
Accounting Policies [Abstract]
2020	$ 451,294
2021	470,764
2022	169,435
Total	$ 1,091,493